TFA - Principal amounts outstanding / total assets - continuing involvement (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 21,079	SFr 25,330
Total assets of SPE	28,748	35,760
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	54,001	40,253
Total assets of SPE	55,595	41,242
Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	27,982	23,036
Total assets of SPE	SFr 54,974	SFr 47,542